TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 12, 2003

to the

Prospectus dated November 1, 2003

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY sections of the prospectus:

5. EXPENSES

During the accumulation phase, we deduct an annual service charge of no more than $40 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

5. EXPENSES

Administrative Charges

In addition, an annual service charge of $40 (but no more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Transamerica EXTRA Variable Annuity dated November 1, 2003

TE VA BR 1203

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated December 12, 2003

Replacing Supplement dated November 1, 2003

to the

Prospectus dated November 1, 2003

For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY sections of the prospectus:

5. EXPENSES

During the accumulation phase, we deduct an annual service charge of no more than $40 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year you may generally take free of surrender charges each year:

•	10% of your premium payments less prior partial surrenders deemed to be from premium; or

•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

5. EXPENSES

Surrender Charges

After the first year, you can surrender up to the greater of 10% of your premium payments less surrenders deemed to be from premium or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering

This Prospectus Supplement must be accompanied

by the Prospectus for the

Transamerica EXTRA Variable Annuity dated November 1, 2003

TE VA BR 1203

anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Administrative Charges

In addition, an annual service charge of $40 (but no more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.

6. ACCESS TO YOUR MONEY

Surrenders

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments (less surrenders deemed to be from premium); or

(2)	is any gains in the policy.

2